SEGMENT RESULTS (Details Narrative)		3 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	Jan. 01, 2021 Segment	Mar. 31, 2022 USD ($) Integer	Jun. 30, 2022 USD ($) Integer	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) Segment	Sep. 30, 2022 USD ($) Integer	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of primary reporting segments	2	2	2		2	2	2
Description of primary reporting segments		(i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners; and (ii) Healthcare Services, which consists of the operation of the Tara Facility.	(i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners; and (ii) Healthcare Services, which consists of the operation of the LaGrange, Lumber City, Meadowood, and Tara Facilities.	(i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners; and (ii) Healthcare Services, which consists of the operation of the LaGrange, Lumber City, Meadowood, Thomasville, Glenvue and Tara Facilities.			(i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners; and (ii) Healthcare Services, which consists of the operation of the Tara Facility.
Assets		$ 102,556,000	$ 99,564,000	$ 95,425,000	$ 95,425,000	$ 95,425,000	$ 105,696,000	$ 108,025,000
Real Estate Service Segment [Member]
Segment Reporting Information [Line Items]
Assets		99,700,000	95,500,000	90,500,000	90,500,000	90,500,000	102,600,000
Real Estate Service Segment [Member] | Previously Reported [Member]
Segment Reporting Information [Line Items]
Assets							103,200,000
Healthcare Services Segment [Member]
Segment Reporting Information [Line Items]
Assets		2,900,000	4,200,000	4,900,000	4,900,000	4,900,000	3,000,000
Healthcare Services Segment [Member] | Previously Reported [Member]
Segment Reporting Information [Line Items]
Assets							2,500,000
Medicaid Overpayment Segment [Member]
Segment Reporting Information [Line Items]
Assets							1,500,000
Mediacaid Overpayment [Member]
Segment Reporting Information [Line Items]
Assets		$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000